UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Canada – 2.7%
40,332	Canadian Solar, Inc. (Semiconductors & Semiconductor Equipment)*	$ 1,578,191

China – 23.5%
286,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	1,103,196
420,000	Bloomage Biotechnology Corp. Ltd. (Materials)	1,138,415
2,857,000	China Cinda Asset Management Co. Ltd. Class H (Diversified Financials)*	1,847,309
1,173,110	China Construction Bank Corp. Class H (Banks)	812,668
170,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	778,665
216,000	China Oilfield Services Ltd. Class H (Energy)	579,275
1,004,000	China Petroleum & Chemical Corp. Class H (Energy)	793,054
9,583	Ctrip.com International Ltd. ADR (Retailing)*	378,624
214,000	ENN Energy Holdings Ltd. (Utilities)	1,384,612
687,000	Hilong Holding Ltd. (Energy)	523,937
45,622	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	769,643
1,562,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	963,458
101,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	310,803
304,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	1,040,649
19,100	Tencent Holdings Ltd. (Software & Services)	1,339,100

		13,763,408

Hong Kong – 9.1%
158,036	AIA Group Ltd. (Insurance)	728,475
30,000	Cheung Kong Holdings Ltd. (Real Estate)	445,013
139,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	1,358,667
209,000	Haier Electronics Group Co. Ltd. (Consumer Durables & Apparel)	606,282
57,000	Hutchison Whampoa Ltd. (Capital Goods)	705,884
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
191,500	Shimao Property Holdings Ltd. (Real Estate)	418,282
788,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	666,168
30,555	Sun Hung Kai Properties Ltd. (Real Estate)	372,570

		5,301,341

Shares	Description	Value
Common Stocks – (continued)
India – 9.4%
14,099	Bajaj Finance Ltd. (Diversified Financials)	$ 344,182
1,233	Bosch Ltd. (Automobiles & Components)	177,152
5,632	Gillette India Ltd. (Household & Personal Products)	184,407
64,405	HCL Technologies Ltd. (Software & Services)	1,502,946
57,370	HDFC Bank Ltd. (Banks)	577,560
28,852	IndusInd Bank Ltd. (Banks)	177,054
13,006	Infosys Ltd. (Software & Services)	765,766
46,100	Just Dial Ltd. (Software & Services)*	1,043,871
75,055	Prestige Estates Projects Ltd. (Real Estate)	167,277
27,454	Siemens Ltd. (Capital Goods)	241,457
7,441	United Spirits Ltd. (Food, Beverage & Tobacco)	293,606

		5,475,278

Indonesia – 4.0%
856,300	PT Bank Central Asia Tbk (Banks)	695,036
96,500	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	331,484
2,401,000	PT Media Nusantara Citra Tbk (Media)	440,779
638,000	PT MNC Sky Vision Tbk (Media)	100,139
26,856,500	PT Sri Rejeki Isman Tbk (Consumer Durables & Apparel)*	646,846
51,000	PT Unilever Indonesia Tbk (Household & Personal Products)	119,860

		2,334,144

Malaysia – 3.8%
372,300	Gamuda Bhd (Capital Goods)	497,152
217,420	Genting Bhd (Consumer Services)	676,617
101,300	Public Bank Bhd (Banks)	578,221
764,000	UEM Sunrise Bhd (Real Estate)	471,208

		2,223,198

Philippines – 2.2%
1,825,200	Emperador, Inc. (Software & Services)*	459,119
1,866,900	Lafarge Republic, Inc. (Materials)	370,341
178,330	Universal Robina Corp. (Food, Beverage & Tobacco)	464,183

		1,293,643

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Singapore – 6.7%
265,000	CapitaCommercial Trust (Real Estate)	$ 294,085
100,230	DBS Group Holdings Ltd. (Banks)	1,294,417
427,000	Hutchison Port Holdings Trust Class U (Transportation)	286,090
7,875,000	SIIC Environment Holdings Ltd. (Utilities)*	1,144,399
331,000	Singapore Telecommunications Ltd. (Telecommunication Services)	913,169

		3,932,160

South Korea – 22.4%
46,130	Hana Financial Group, Inc. (Banks)	1,745,531
35,340	Hanjin Kal Corp. (Transportation)*	771,778
8,030	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	390,261
116,480	Hanwha General Insurance Co. Ltd. (Insurance)*	551,259
9,430	Interpark INT Corp. (Retailing)*	67,839
30,222	Kia Motors Corp. (Automobiles & Components)	1,507,872
50,550	KT Corp. (Telecommunication Services)	1,462,869
18,500	KT Skylife Co. Ltd. (Media)	478,614
5,270	LMS Co. Ltd. (Semiconductors & Semiconductor Equipment)	89,098
551	NAVER Corp. (Software & Services)	347,656
866	NCSoft Corp. (Software & Services)	159,195
6,179	OCI Co. Ltd. (Materials)*	1,082,935
6,483	Samsung C&T Corp. (Capital Goods)	352,571
1,363	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,614,077
24,299	Seoul Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)*	1,036,544
1,779	SK Holdings Co. Ltd. (Capital Goods)	296,244
32,660	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	1,138,003

		13,092,346

Taiwan – 12.3%
13,000	Eclat Textile Co. Ltd. (Consumer Durables & Apparel)	142,090
238,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)*	528,893
602,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	849,277
72,000	Ginko International Co. Ltd. (Health Care Equipment & Services)	1,332,279
376,600	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	1,052,065

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
28,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	$ 373,148
668,843	Mega Financial Holding Co. Ltd. (Banks)	540,009
56,899	PChome Online, Inc. (Software & Services)	394,659
42,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)*	298,044
494,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,702,231

		7,212,695

Thailand – 1.7%
190,100	Airports of Thailand PCL (Transportation)	986,093

United States – 0.8%
5,028	Cognizant Technology Solutions Corp. Class A (Software & Services)*	487,314

TOTAL INVESTMENTS – 98.6%		$57,679,811

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		821,225

NET ASSETS – 100.0%		$58,501,036

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$55,358,705

Gross unrealized gain	7,550,225
Gross unrealized loss	(5,229,119)

Net unrealized security gain	$2,321,106

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%
Brazil – 18.1%
1,008,695	AMBEV SA (Food, Beverage & Tobacco)	$ 6,693,564
615,234	BB Seguridade Participacoes SA (Insurance)	5,787,138
201,710	BRF SA (Food, Beverage & Tobacco)	3,614,189
223,919	CETIP SA - Mercados Organizados (Diversified Financials)	2,143,387
92,177	Cia Hering (Retailing)	1,023,658
1,231,390	Odontoprev SA (Health Care Equipment & Services)	4,597,055
170,488	Petroleo Brasileiro SA ADR (Energy)	1,911,171
233,138	Vale SA (Materials)	3,168,128
413,355	Vale SA ADR (Materials)	5,621,628

		34,559,918

China – 35.9%
322,500	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	1,381,741
10,428,800	Agricultural Bank of China Ltd. Class H (Banks)	4,552,674
558,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	2,152,389
5,272,360	China Construction Bank Corp. Class H (Banks)	3,652,409
1,005,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	4,603,284
1,075,000	China Oilfield Services Ltd. Class H (Energy)	2,882,967
856,200	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	3,109,117
2,516,400	China Petroleum & Chemical Corp. Class H (Energy)	1,987,690
14,726	Ctrip.com International Ltd. ADR (Retailing)*	581,824
778,000	ENN Energy Holdings Ltd. (Utilities)	5,033,775
808,500	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	3,804,955
342,000	Haitian International Holdings Ltd. (Capital Goods)	740,382
389,500	Hengan International Group Co. Ltd. (Household & Personal Products)	4,190,037
208,424	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	3,516,113
5,871,050	Industrial & Commercial Bank of China Ltd. Class H (Banks)	3,619,853
1,984,000	PetroChina Co. Ltd. Class H (Energy)	1,912,590
358,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	1,103,197

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
429,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	$ 1,468,548
92,700	TAL Education Group ADR (Consumer Services)*	2,220,165
202,100	Tencent Holdings Ltd. (Software & Services)	14,169,214
619,000	Zhuzhou CSR Times Electric Co. Ltd. Class H (Capital Goods)	1,908,776

		68,591,700

Cyprus – 0.6%
82,645	Globaltrans Investment PLC GDR (Transportation)	1,095,046

Hong Kong – 7.0%
682,000	China Overseas Land & Investment Ltd. (Real Estate)	1,830,724
405,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	3,958,706
466,000	Haier Electronics Group Co. Ltd. (Consumer Durables & Apparel)	1,351,805
94,000	Kerry Logistics Network Ltd. (Transportation)*	158,850
1,175,000	Shimao Property Holdings Ltd. (Real Estate)	2,566,480
4,140,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,499,921

		13,366,486

India – 16.8%
77,777	Bajaj Finance Ltd. (Diversified Financials)	1,898,674
13,529	Bosch Ltd. (Automobiles & Components)	1,943,785
75,902	Credit Analysis & Research Ltd. (Diversified Financials)	847,110
75,719	CRISIL Ltd. (Diversified Financials)	1,330,114
23,839	Gillette India Ltd. (Household & Personal Products)	780,556
28,112	Grasim Industries Ltd. GDR (Materials)	1,149,147
155,773	HCL Technologies Ltd. (Software & Services)	3,635,098
191,839	HDFC Bank Ltd. (Banks)	1,931,296
36,393	Hero MotoCorp Ltd. (Automobiles & Components)	1,144,458
192,499	IndusInd Bank Ltd. (Banks)	1,181,292
48,019	Infosys Ltd. ADR (Software & Services)	2,812,953
143,534	Just Dial Ltd. (Software & Services)*	3,250,131
37,328	Oracle Financial Services Software Ltd. (Software & Services)*	1,908,700
540,992	Prestige Estates Projects Ltd. (Real Estate)	1,205,721

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – (continued)
169,052	Siemens Ltd. (Capital Goods)	$ 1,486,808
57,377	Sobha Developers Ltd. (Real Estate)	244,222
293,415	Thermax Ltd. (Capital Goods)	2,967,634
365,607	Titan Co. Ltd. (Consumer Durables & Apparel)	1,306,075
29,862	United Spirits Ltd. (Food, Beverage & Tobacco)	1,178,289

		32,202,063

Russia – 16.2%
1,441,707	Alrosa AO (Materials)	1,496,227
88,190	DIXY Group OJSC (Food & Staples Retailing)*	834,941
21,835	Magnit OJSC (Food & Staples Retailing)	5,211,965
550,052	OAO Gazprom ADR (Energy)	4,529,695
122,478	OAO Lukoil ADR (Energy)	6,953,540
958,916	OAO Moscow Exchange MICEX-RTS (Diversified Financials)	1,678,123
358,906	OAO Rosneft GDR (Energy)	2,454,631
45,056	OJSC Mobile Telesystems (Telecommunication Services)	369,639
83,851	OJSC Mobile Telesystems ADR (Telecommunication Services)	1,446,430
2,241,247	Sberbank of Russia (Banks)	6,062,152

		31,037,343

United States – 1.2%
24,348	Cognizant Technology Solutions Corp. Class A (Software & Services)*	2,359,808

TOTAL COMMON STOCKS		$183,212,364

Preferred Stocks – 4.1%
Brazil – 4.1%
384,158	Banco Bradesco SA (Banks)	$ 4,148,586
55,634	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Food & Staples Retailing)	2,142,079
122,431	Itau Unibanco Holding SA (Banks)	1,526,427

TOTAL PREFERRED STOCKS		$ 7,817,092

TOTAL INVESTMENTS – 99.9%		$191,029,456

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		174,581

NET ASSETS – 100.0%		$191,204,037

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$196,815,849

Gross unrealized gain	21,233,800
Gross unrealized loss	(27,020,193)

Net unrealized security loss	$(5,786,393)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Air Freight & Logistics* – 0.9%
127,500	Kerry Logistics Network Ltd.	$ 215,462

Automobiles – 2.1%
113,000	Great Wall Motor Co. Ltd. Class H	531,799

Capital Markets* – 1.9%
728,000	China Cinda Asset Management Co. Ltd.	470,718

Commercial Banks – 17.2%
2,188,000	Agricultural Bank of China Ltd. Class H	955,167
2,160,000	China Construction Bank Corp. Class H	1,496,331
2,966,000	Industrial and Commercial Bank of China Ltd. Class H	1,828,715

		4,280,213

Commercial Services & Supplies – 0.6%
156,000	United Envirotech Ltd.	146,446

Computers & Peripherals – 0.7%
142,000	Lenovo Group Ltd.	183,137

Construction & Engineering – 2.5%
341,000	China Machinery Engineering Corp. Class H	256,167
200,000	China State Construction International Holdings Ltd.	362,510

		618,677

Construction Materials – 1.5%
386,000	China National Building Material Co. Ltd. Class H	371,101

Diversified Consumer Services* – 2.4%
325,000	Fu Shou Yuan International Group Ltd.	205,956
15,875	TAL Education Group ADR	380,206

		586,162

Electrical Equipment – 1.7%
138,000	Zhuzhou CSR Times Electric Co. Ltd. Class H	425,543

Electronic Equipment, Instruments & Components – 6.3%
91,500	AAC Technologies Holdings, Inc.	392,029
584,000	FIH Mobile Ltd.*	291,609
33,335	Hollysys Automation Technologies Ltd.*	562,361
482,000	Ju Teng International Holdings Ltd.	320,128

		1,566,127

Energy Equipment & Services – 3.6%
238,000	China Oilfield Services Ltd. Class H	638,275
318,000	Hilong Holding Ltd.	242,521

		880,796

Shares	Description	Value
Common Stocks – (continued)
Food Products – 2.9%
155,000	China Mengniu Dairy Co. Ltd.	$ 709,959

Gas Utilities – 2.2%
86,000	ENN Energy Holdings Ltd.	556,432

Independent Power Producers & Energy Traders – 1.0%
542,000	Huadian Fuxin Energy Corp. Ltd.	247,044

Insurance – 4.9%
208,000	China Pacific Insurance (Group) Co. Ltd. Class H	755,310
156,400	New China Life Insurance Co., Ltd.*	465,390

		1,220,700

Internet & Catalog Retail* – 0.8%
5,290	Ctrip.com International Ltd. ADR	209,008

Internet Software & Services – 11.4%
40,400	Tencent Holdings Ltd.	2,832,439

Machinery – 2.8%
140,300	China International Marine Containers Co., Ltd.	324,646
168,000	Haitian International Holdings Ltd.	363,696

		688,342

Marine – 0.7%
41,000	Orient Overseas International Ltd.	171,037

Oil, Gas & Consumable Fuels – 8.1%
1,542,800	China Petroleum and Chemical Corp. (Sinopec) Class H	1,218,647
779,000	China Suntien Green Energy Corp. Ltd. Class H	335,699
486,000	PetroChina Co. Ltd. Class H	468,507

		2,022,853

Personal Products – 3.0%
69,500	Hengan International Group Co., Ltd.	747,644

Pharmaceuticals – 4.7%
320,000	Dawnrays Pharmaceutical Holdings Ltd.	233,142
164,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	504,670
496,000	Sino Biopharmaceutical	419,314

		1,157,126

Real Estate Management & Development – 5.3%
272,000	China Overseas Land & Investment Ltd.	730,142
262,500	Shimao Property Holdings Ltd.	573,362

		1,303,504

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment* – 2.5%
205,000	Epistar Corp.	$ 455,559
22,000	Silergy Corp.	156,118

		611,677

Water Utilities – 2.4%
394,000	Guangdong Investment Ltd.	363,443
1,667,000	SIIC Environment Holdings Ltd.*	242,249

		605,692

Wireless Telecommunication Services – 4.2%
109,500	China Mobile Ltd.	1,044,884

TOTAL COMMON STOCKS – 98.3%		$24,404,522

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(a) – 2.8%
Repurchase Agreement – 2.8%
Joint Repurchase Agreement Account II
$ 700,000	0.025%	02/03/14	$ 700,000

TOTAL INVESTMENTS – 101.1%			$25,104,522

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(270,758)

NET ASSETS – 100.0%			$24,833,764

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on January 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$23,058,495

Gross unrealized gain	3,385,421
Gross unrealized loss	(1,339,394)

Net unrealized security gain	$2,046,027

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Brazil – 9.7%
881,490	AMBEV SA (Food, Beverage & Tobacco)	$ 5,849,449
577,741	BB Seguridade Participacoes SA (Insurance)	5,434,464
184,247	BRF SA (Food, Beverage & Tobacco)	3,301,291
240,793	CETIP SA - Mercados Organizados (Diversified Financials)	2,304,908
135,637	Cia Hering (Retailing)	1,506,297
1,589,431	Odontoprev SA (Health Care Equipment & Services)	5,933,702
146,496	Petroleo Brasileiro SA ADR (Energy)	1,642,220
559,302	Vale SA ADR (Materials)	7,606,507

		33,578,838

Chile – 0.7%
33,175	Banco de Chile ADR (Banks)	2,430,069

China – 14.8%
322,500	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	1,381,741
6,078,000	Agricultural Bank of China Ltd. Class H (Banks)	2,653,340
910,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	4,168,148
25,661	Ctrip.com International Ltd. ADR (Retailing)*	1,013,866
836,000	ENN Energy Holdings Ltd. (Utilities)	5,409,043
786,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	3,699,066
806,000	Haitian International Holdings Ltd. (Capital Goods)	1,744,877
459,500	Hengan International Group Co. Ltd. (Household & Personal Products)	4,943,060
212,845	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	3,590,695
624,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	1,920,209
763,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	2,611,893
161,328	TAL Education Group ADR (Consumer Services)*	3,863,806
177,000	Tencent Holdings Ltd. (Software & Services)	12,409,455
585,000	Zhuzhou CSR Times Electric Co. Ltd. Class H (Capital Goods)	1,803,932

		51,213,131

Shares	Description	Value
Common Stocks – (continued)
Cyprus – 0.3%
87,726	Globaltrans Investment PLC GDR (Transportation)	$ 1,162,370

Georgia – 1.1%
106,737	Bank of Georgia Holdings PLC (Banks)	3,766,287

Hong Kong – 4.8%
392,000	China Overseas Land & Investment Ltd. (Real Estate)	1,052,264
3,080,000	Dawnrays Pharmaceutical Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,243,988
459,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	4,486,534
830,000	Haier Electronics Group Co. Ltd. (Consumer Durables & Apparel)	2,407,722
1,281,000	Shimao Property Holdings Ltd. (Real Estate)	2,798,009
4,320,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,652,091

		16,640,608

India – 9.2%
155,486	Bajaj Finance Ltd. (Diversified Financials)	3,795,689
12,269	Bosch Ltd. (Automobiles & Components)	1,762,754
71,218	Credit Analysis & Research Ltd. (Diversified Financials)	794,834
40,610	Gillette India Ltd. (Household & Personal Products)	1,329,685
25,920	Grasim Industries Ltd. GDR (Materials)	1,059,543
206,409	HCL Technologies Ltd. (Software & Services)	4,816,733
143,599	HDFC Bank Ltd. (Banks)	1,445,651
262,032	IndusInd Bank Ltd. (Banks)	1,607,989
6,734	Infosys Ltd. (Software & Services)	396,484
26,833	Infosys Ltd. ADR (Software & Services)	1,571,877
177,549	Just Dial Ltd. (Software & Services)*	4,020,354
37,223	Oracle Financial Services Software Ltd. (Software & Services)*	1,903,331
692,389	Prestige Estates Projects Ltd. (Real Estate)	1,543,143
236,792	Siemens Ltd. (Capital Goods)	2,082,579
207,101	Sobha Developers Ltd. (Real Estate)	881,516
191,095	Thermax Ltd. (Capital Goods)	1,932,757
312,121	Titan Co. Ltd. (Consumer Durables & Apparel)	1,115,004

		32,059,923

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – 3.0%
6,219,000	PT Bank Central Asia Tbk (Banks)	$ 5,047,796
9,534,500	PT Media Nusantara Citra Tbk (Media)	1,750,358
7,056,000	PT Surya Citra Media Tbk (Media)	1,530,777
903,500	PT Unilever Indonesia Tbk (Household & Personal Products)	2,123,409

		10,452,340

Malaysia – 1.8%
546,700	Genting Bhd (Consumer Services)	1,701,346
569,500	Public Bank Bhd (Banks)	3,250,710
2,099,300	UEM Sunrise Bhd (Real Estate)	1,294,773

		6,246,829

Mexico – 5.6%
1,056,726	Alsea SAB de CV (Consumer Services)	3,152,637
2,724,523	Compartamos SAB de CV (Diversified Financials)	4,889,229
877,900	Grupo Sanborns SA de CV (Retailing)	1,593,795
426,000	Infraestructura Energetica Nova SAB de CV (Utilities)	1,834,087
984,900	Macquarie Mexico Real Estate Management SA de CV (REIT)*	1,801,305
1,004,568	Mexichem SAB de CV (Materials)	3,488,271
223,600	Promotora y Operadora de Infraestructura SAB de CV (Capital Goods)*	2,719,012

		19,478,336

Netherlands – 0.6%
43,679	OCI (Capital Goods)*	2,026,794

Peru – 2.0%
43,600	Credicorp Ltd. (Banks)	5,751,712
35,711	Intercorp Financial Services, Inc. (Diversified Financials)	1,133,824

		6,885,536

Philippines – 1.4%
14,394,600	Emperador, Inc. (Software & Services)*	3,620,884
430,430	Universal Robina Corp. (Food, Beverage & Tobacco)	1,120,385

		4,741,269

Russia – 9.0%
2,599,355	Alrosa AO (Materials)	2,697,652
116,060	DIXY Group OJSC (Food & Staples Retailing)*	1,098,801
20,253	Magnit OJSC (Food & Staples Retailing)	4,834,346
242,403	OAO Gazprom ADR (Energy)	1,996,196
124,104	OAO Lukoil ADR (Energy)	7,045,854

Shares	Description	Value
Common Stocks – (continued)
Russia – (continued)
1,615,441	OAO Moscow Exchange MICEX-RTS (Diversified Financials)	$ 2,827,056
470,953	OAO Rosneft GDR (Energy)	3,220,943
112,241	OJSC Mobile Telesystems (Telecommunication Services)	920,824
87,722	OJSC Mobile Telesystems ADR (Telecommunication Services)	1,513,204
467,115	Sberbank of Russia ADR (Banks)	5,042,595

		31,197,471

South Africa – 4.5%
298,955	JSE Ltd. (Diversified Financials)	2,229,080
142,000	MTN Group Ltd. (Telecommunication Services)	2,535,744
1,143,650	Nampak Ltd. (Materials)	3,585,109
1,166,023	Netcare Ltd. (Health Care Equipment & Services)	2,338,666
786,702	PPC Ltd. (Materials)	2,109,668
535,239	Woolworths Holdings Ltd. (Retailing)	2,925,132

		15,723,399

South Korea – 14.1%
97,340	Hana Financial Group, Inc. (Banks)	3,683,287
115,990	Hanjin Kal Corp. (Transportation)*	2,533,067
117,710	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	5,720,757
57,020	Interpark INT Corp. (Retailing)*	410,197
142,844	Kia Motors Corp. (Automobiles & Components)	7,126,944
8,279	LG Household & Health Care Ltd. (Household & Personal Products)	3,665,752
2,656	NAVER Corp. (Software & Services)	1,675,816
9,312	NCSoft Corp. (Software & Services)	1,711,811
5,307	Orion Corp. (Food, Beverage & Tobacco)*	4,316,061
209,090	Samchuly Bicycle Co. Ltd. (Consumer Durables & Apparel)	4,132,113
34,807	Samsung C&T Corp. (Capital Goods)	1,892,941
4,677	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,538,544
70,942	Seoul Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,026,235
103,110	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	3,592,758

		49,026,283

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – 9.1%
1,050,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	$ 1,600,798
700,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)*	1,555,567
156,000	Ginko International Co. Ltd. (Health Care Equipment & Services)	2,886,605
1,745,963	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	4,877,499
139,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,852,412
420,000	PChome Online, Inc. (Software & Services)	2,913,179
212,000	President Chain Store Corp. (Food & Staples Retailing)	1,419,527
266,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)*	1,887,614
3,618,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	12,461,460

		31,454,661

Thailand – 2.1%
948,900	Airports of Thailand PCL (Transportation)	4,922,164
446,800	Kasikornbank PCL (NVDR) (Banks)	2,298,826

		7,220,990

Turkey – 2.9%
565,996	Aselsan Elektronik Sanayi Ve Ticaret AS (Capital Goods)	1,955,569
123,328	BIM Birlesik Magazalar AS (Food & Staples Retailing)	2,109,717
239,358	TAV Havalimanlari Holding AS (Transportation)	1,800,683
457,152	Turkiye Garanti Bankasi AS (Banks)	1,210,338
201,522	Turkiye Halk Bankasi AS (Banks)	998,234
356,984	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	2,198,345

		10,272,886

United States – 0.8%
27,511	Cognizant Technology Solutions Corp. Class A (Software & Services)*	2,666,366

TOTAL COMMON STOCKS		$338,244,386

Shares	Description	Value
Preferred Stocks – 1.4%
Brazil – 1.4%
233,174	Banco Bradesco SA (Banks)	$2,518,085
57,166	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Food & Staples Retailing)	2,201,066

TOTAL PREFERRED STOCK		$4,719,151

Notional Shares	Description	Maturity Date	Value
Participation Notes*(a) – 0.0%
India – 0.0%
9,763	Credit Analysis & Research Ltd. (Issuer Citigroup) (Diversified Financials)	02/15	$ 108,960
7,977	Credit Analysis & Research Ltd. (Issuer Morgan Stanley) (Diversified Financials)	12/17	89,028

TOTAL PARTICIPATION NOTES			$ 197,988

TOTAL INVESTMENTS – 98.9%			$343,161,525

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			3,670,465

NET ASSETS – 100.0%			$346,831,990

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $197,988, which represents approximately 0.0% of net assets as of January 31, 2014.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$346,118,304

Gross unrealized gain	31,707,394
Gross unrealized loss	(34,664,173)

Net unrealized security loss	$(2,956,779)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Bangladesh – 3.0%
860,200	GrameenPhone Ltd. (Telecommunication Services)	$ 2,341,334
6,360,413	Islami Bank Bangladesh Ltd. (Banks)	2,858,375
488,850	Power Grid Co. of Bangladesh Ltd. (Utilities)	358,812
3,707,175	Prime Bank Ltd. (Banks)	1,245,668
1,278,379	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,759,019
116,200	Summit Power Ltd. (Utilities)*	70,610
1,725,275	Titas Gas Transmission & Distribution Co. Ltd. (Energy)	1,814,232

		12,448,050

Egypt – 7.1%
1,981,370	Commercial International Bank Egypt SAE (Banks)	9,730,375
946,193	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	4,182,546
52,084	Eastern Tobacco (Food, Beverage & Tobacco)	956,742
3,355,623	Global Telecom Holding (Telecommunication Services)*	2,542,281
959,324	Global Telecom Holding GDR (Telecommunication Services)*	3,179,693
147,282	Oriental Weavers (Consumer Durables & Apparel)	761,834
4,177,351	Talaat Moustafa Group (Real Estate)*	4,393,038
1,979,732	Telecom Egypt Co. (Telecommunication Services)	4,288,960

		30,035,469

Indonesia – 13.2%
10,576,500	PT Astra International Tbk (Automobiles & Components)	5,564,731
10,535,600	PT Bank Central Asia Tbk (Banks)	8,551,465
8,804,000	PT Bank Mandiri (Persero) Tbk (Banks)	6,244,742
8,402,000	PT Bank Negara Indonesia (Persero) Tbk (Banks)	3,012,929
5,609,000	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	3,833,083
1,129,000	PT Bumi Serpong Damai (Real Estate)	133,677
2,655,000	PT Charoen Pokphand Indonesia Tbk (Food, Beverage & Tobacco)	895,612
10,563,000	PT Global Mediacom Tbk (Media)	1,595,755
680,000	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	2,335,842
461,000	PT Indo Tambangraya Megah Tbk (Energy)	1,012,654
1,054,000	PT Indocement Tunggal Prakarsa Tbk (Materials)	1,935,346

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
3,926,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	$ 2,244,326
6,263,935	PT Jasa Marga (Persero) Tbk (Transportation)	2,641,704
8,130,500	PT Kalbe Farma Tbk (Pharmaceuticals, Biotechnology & Life Sciences)	933,842
5,006,000	PT Lippo Karawaci Tbk (Real Estate)	389,635
1,087,200	PT Matahari Department Store Tbk (Retailing)*	1,036,610
7,316,500	PT Media Nusantara Citra Tbk (Media)	1,343,174
9,739,500	PT Perusahaan Gas Negara (Persero) Tbk (Utilities)	3,788,546
2,450,500	PT Semen Indonesia (Persero) Tbk (Materials)	2,846,938
1,255,500	PT Tambang Batubara Bukit Asam (Persero) Tbk (Energy)	949,682
23,787,800	PT Telekomunikasi Indonesia (Persero) Tbk (Telecommunication Services)	4,411,112

		55,701,405

Mexico – 23.9%
1,133,100	Alfa SAB de CV Class A (Capital Goods)	3,194,098
500,800	Alpek SA de CV (Materials)	997,556
280,881	Alsea SAB de CV (Consumer Services)	837,981
964,348	America Movil SAB de CV Series L ADR (Telecommunication Services)	20,502,038
374,900	Arca Continental SAB de CV (Food, Beverage & Tobacco)	2,058,390
727,699	Cemex SAB de CV ADR (Materials)*	9,001,637
127,786	Coca-Cola Femsa SAB de CV Series L (Food, Beverage & Tobacco)	1,361,656
1,685,696	Compartamos SAB de CV (Diversified Financials)	3,025,026
183,400	El Puerto de Liverpool SAB de CV (Retailing)	1,924,233
105,100	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	9,484,224
214,868	Gruma SAB de CV Class B (Food, Beverage & Tobacco)*	1,747,028
208,873	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)	2,355,951
453,400	Grupo Bimbo SAB de CV Series A (Food, Beverage & Tobacco)	1,204,524
1,579,715	Grupo Financiero Banorte SAB de CV Class O (Banks)	9,971,552
1,608,500	Grupo Financiero Inbursa SAB de CV Class O (Banks)	4,011,027

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
110,438	Grupo Financiero Santander Mexico SAB de CV Class B ADR (Banks)	$ 1,221,444
2,060,994	Grupo Mexico SAB de CV Series B (Materials)	6,671,185
454,500	Grupo Sanborns SA de CV (Retailing)	825,128
239,518	Grupo Televisa SAB ADR (Media)	6,960,393
51,205	Industrias Penoles SAB de CV (Materials)	1,198,957
472,600	Infraestructura Energetica Nova SAB de CV (Utilities)	2,034,717
425,400	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	1,084,652
1,067,370	Mexichem SAB de CV (Materials)	3,706,345
2,225,456	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	5,324,854

		100,704,596

Nigeria – 5.3%
15,208,681	Access Bank PLC (Banks)	850,848
1,851,888	Dangote Cement PLC (Materials)	2,669,674
3,023,095	Dangote Flour Mills PLC (Food, Beverage & Tobacco)*	176,561
4,745,996	Dangote Sugar Refinery PLC (Food, Beverage & Tobacco)	339,077
21,460,029	FBN Holdings PLC (Banks)	1,917,206
19,354,999	Guaranty Trust Bank PLC (Banks)	3,272,240
1,035,944	Guinness Nigeria PLC (Food, Beverage & Tobacco)	1,413,867
3,245,415	Intercontinental Wapic Insurance PLC (Insurance)*	19,753
1,711,583	Lafarge Cement WAPCO Nigeria PLC (Materials)	1,206,128
389,664	Nestle Nigeria PLC (Food, Beverage & Tobacco)	2,695,020
4,222,108	Nigerian Breweries PLC (Food, Beverage & Tobacco)	4,075,319
634,807	Unilever Nigeria PLC (Household & Personal Products)	211,661
14,519,431	United Bank for Africa PLC (Banks)	730,514
18,791,261	Zenith Bank PLC (Banks)	2,710,987

		22,288,855

Pakistan – 5.4%
1,207,433	Engro Corp. Ltd. (Materials)*	2,041,629
3,058,500	Fatima Fertilizer Co. Ltd. (Materials)	824,728
619,300	Fauji Fertilizer Co. Ltd. (Materials)	666,320
257,900	Lucky Cement Ltd. (Materials)	757,666
1,911,970	MCB Bank Ltd. (Banks)	5,146,642

Shares	Description	Value
Common Stocks – (continued)
Pakistan – (continued)
2,946,000	Oil & Gas Development Co. Ltd. (Energy)	$ 7,628,675
512,900	Pakistan Oilfields Ltd. (Energy)	2,574,758
581,520	Pakistan Petroleum Ltd. (Energy)	1,221,731
1,824,000	The HUB Power Co. Ltd. (Utilities)	1,117,045
547,000	United Bank Ltd. (Banks)	695,144

		22,674,338

Philippines – 4.3%
571,760	Aboitiz Equity Ventures, Inc. (Capital Goods)	654,082
949,900	Aboitiz Power Corp. (Utilities)	749,355
2,908,100	Alliance Global Group, Inc. (Capital Goods)	1,732,871
105,220	Ayala Corp. (Diversified Financials)	1,215,950
4,652,400	Ayala Land, Inc. (Real Estate)	2,679,494
440,792	Bank of the Philippine Islands (Banks)	861,973
316,760	BDO Unibank, Inc. (Banks)	550,519
2,950,900	Energy Development Corp. (Utilities)	341,775
20,270	Globe Telecom, Inc. (Telecommunication Services)	762,121
263,690	Jollibee Foods Corp. (Consumer Services)	881,966
6,302,100	Metro Pacific Investments Corp. (Diversified Financials)	597,266
598,988	Metropolitan Bank & Trust Co. (Banks)	1,000,510
7,340	Philippine Long Distance Telephone Co. (Telecommunication Services)	438,590
67,657	SM Investments Corp. (Capital Goods)	1,046,513
4,223,200	SM Prime Holdings, Inc. (Real Estate)	1,442,132
1,260,270	Universal Robina Corp. (Food, Beverage & Tobacco)	3,280,413

		18,235,530

South Korea – 24.0%
650	Amorepacific Corp. (Household & Personal Products)*	610,971
1,800	CJ CheilJedang Corp. (Food, Beverage & Tobacco)	443,228
4,256	Daelim Industrial Co. Ltd. (Capital Goods)*	325,580
7,170	Doosan Heavy Industries & Construction Co. Ltd. (Capital Goods)*	243,190
3,600	E-Mart Co. Ltd. (Food & Staples Retailing)	867,723
12,940	GS Holdings (Energy)	613,440
107,450	Hana Financial Group, Inc. (Banks)	4,065,843
18,270	Hanssem Co. Ltd. (Consumer Durables & Apparel)*	887,930

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
18,522	Hyundai Department Store Co. Ltd. (Retailing)	$ 2,460,321
14,609	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)*	789,649
3,376	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	697,756
6,520	Hyundai Mipo Dockyard (Capital Goods)	1,045,962
6,699	Hyundai Mobis (Automobiles & Components)*	1,918,650
35,766	Hyundai Motor Co. (Automobiles & Components)	7,762,125
10,407	Hyundai Wia Corp. (Automobiles & Components)*	1,552,607
126,780	KB Financial Group, Inc. (Banks)	4,353,628
94,165	Kia Motors Corp. (Automobiles & Components)	4,698,193
59,710	KT Corp. (Telecommunication Services)	1,727,951
21,043	Kumho Petro Chemical Co. Ltd. (Materials)	1,702,693
9,372	LG Chem Ltd. (Materials)	2,245,059
21,098	LG Electronics, Inc. (Consumer Durables & Apparel)	1,284,769
4,191	LG Household & Health Care Ltd. (Household & Personal Products)	1,855,679
10,818	Lotte Chemical Corp. (Materials)*	2,095,334
2,690	Lotte Shopping Co. Ltd. (Retailing)	951,642
7,194	NAVER Corp. (Software & Services)	4,539,090
8,169	NCSoft Corp. (Software & Services)	1,501,695
5,635	NHN Entertainment Corp. (Software & Services)*	397,338
11,707	OCI Co. Ltd. (Materials)*	2,051,775
2,566	Orion Corp. (Food, Beverage & Tobacco)*	2,086,868
12,766	POSCO (Materials)	3,548,952
49,056	Samsung C&T Corp. (Capital Goods)	2,667,857
19,233	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	22,775,887
7,178	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,656,946
11,900	Samsung Life Insurance Co. Ltd. (Insurance)	1,141,685
84,650	Shinhan Financial Group Co. Ltd. (Banks)	3,572,270
15,579	SK Holdings Co. Ltd. (Capital Goods)	2,594,257
130,350	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)*	4,541,906
8,434	SK Telecom Co. Ltd. (Telecommunication Services)	1,699,327

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
7,757	S-Oil Corp. (Energy)	$ 492,601
28,780	Sung Kwang Bend Co. Ltd. (Capital Goods)*	610,068

		101,078,445

Turkey – 9.2%
715,157	Akbank TAS (Banks)	1,829,524
213,078	Arcelik AS (Consumer Durables & Apparel)	1,052,757
244,814	Aselsan Elektronik Sanayi Ve Ticaret AS (Capital Goods)	845,855
239,613	Aygaz AS (Utilities)	808,385
261,786	BIM Birlesik Magazalar AS (Food & Staples Retailing)	4,478,255
16,159	Coca-Cola Icecek AS (Food, Beverage & Tobacco)	338,372
1,990,806	Dogan Sirketler Grubu Holding AS (Capital Goods)*	617,384
330,885	Enka Insaat ve Sanayi AS (Capital Goods)	943,887
995,615	Haci Omer Sabanci Holding AS (Diversified Financials)	3,301,215
337,525	KOC Holding AS (Capital Goods)	1,147,073
54,844	Koza Altin Isletmeleri AS (Materials)	463,794
360,335	TAV Havalimanlari Holding AS (Transportation)	2,710,790
963,087	Turkcell Iletisim Hizmetleri AS (Telecommunication Services)*	4,757,327
1,896,634	Turkiye Garanti Bankasi AS (Banks)	5,021,455
788,815	Turkiye Halk Bankasi AS (Banks)	3,907,374
1,606,188	Turkiye Is Bankasi Class C (Banks)	2,887,443
615,800	Turkiye Vakiflar Bankasi T.A.O. Class D (Banks)	943,787
445,458	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	2,743,177

		38,797,854

United Kingdom – 0.4%
91,234	Genel Energy PLC (Energy)*	1,473,844

Vietnam – 2.9%
713,710	Bank for Foreign Trade of Vietnam JSC (Banks)	964,935
65,810	Bao Viet Holdings (Insurance)	145,104
864,002	HAGL JSC (Diversified Financials)	899,725
387,640	Masan Group Corp. (Food, Beverage & Tobacco)*	1,747,257
195,822	PetroVietnam Drilling and Well Services JSC (Energy)	666,985
732,150	Petrovietnam Fertilizer & Chemicals JSC (Materials)	1,574,853
382,170	PetroVietnam Gas JSC (Utilities)	1,394,484
302,601	Saigon Thuong Tin Commercial JSB (Banks)	287,370

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Vietnam – (continued)
406,192	Vietnam Joint Stock Commercial Bank for Industry and Trade (Banks)	$ 326,513
1,099,313	Vingroup JSC (Real Estate)*	3,993,231

		12,000,457

TOTAL COMMON STOCKS		$415,438,843

Preferred Stock – 0.9%
South Korea – 0.9%
4,152	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 3,659,008

Notional Shares	Description	Maturity Date	Value
Participation Note*(a) – 0.0%
Bangladesh – 0.0%
6,750	Power Grid Co. of Bangladesh Ltd. (Issuer Deutsche Bank AG) (Utilities)	02/21	$ 4,954

TOTAL INVESTMENTS – 99.6%			$419,102,805

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			1,525,256

NET ASSETS – 100.0%			$420,628,061

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,954, which represents approximately 0.0% of net assets as of January 31, 2014.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$424,745,717

Gross unrealized gain	40,609,550
Gross unrealized loss	(46,252,462)

Net unrealized security loss	$(5,642,912)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAMI or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2014, the China Equity Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 3, 2014, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$700,000	$700,001	$715,309

REPURCHASE AGREEMENTS — At January 31, 2014, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.030%	$80,074
Citigroup Global Markets, Inc.	0.020	212,603
Merrill Lynch & Co., Inc.	0.020	129,151
TD Securities USA LLC	0.030	278,172
TOTAL		$700,000

At January 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.155 to 0.360%	08/14/15 to 10/11/16
Federal Home Loan Bank	0.100	07/29/14
Federal Home Loan Mortgage Corp.	2.500 to 5.500	03/27/19 to 01/01/43
Federal National Mortgage Association	0.450 to 6.000	09/08/14 to 10/01/43
Tennessee Valley Authority	5.250	09/15/39
United States Treasury Bills	0.000	07/17/14 to 10/16/14
United States Treasury Bonds	5.375 to 6.375	08/15/27 to 02/15/31
United States Treasury Inflation Protected Securities	2.000 to 3.375	01/15/16 to 02/15/40
United States Treasury Notes	0.250 to 4.500	09/15/14 to 08/15/22
United States Treasury Principal-Only Stripped Security	0.000	11/15/43

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2014:

ASIA EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$2,065,505	$—		$—
Other	1,148,268	54,466,038	(a)	—
Total	$3,213,773	$54,466,038		$—

BRIC

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$9,892,607	$34,844,211	(a)	$—
Other	10,577,485	135,715,153	(a)	—
Total	$20,470,092	$170,559,364		$—

CHINA EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$2,199,830	$22,204,692	(a)	$—
Short-term Investments	—	700,000		—
Total	$2,199,830	$22,904,692		$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$39,575,210	$30,183,086	(a)	$—
Other	11,553,449	261,849,780	(a)	—
Total	$51,128,659	$292,032,866		$—

N-11 EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$100,704,596	$—		$—
Other	—	318,398,209	(a)	—
Total	$100,704,596	$318,398,209		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Geographic Risk — Concentration of the investments of a Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region. The Asia Equity Fund invests primarily in equity investments in Asian issuers. The BRIC Fund invests primarily in equity investments in Brazil, Russia, India and China issuers. The China Equity Fund invests primarily in equity investments in China. The N-11 Equity Fund invests primarily in equity investments in the N-11 countries, and may invest up to 50% of its assets in any one N-11 country.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The BRIC, China Equity and N-11 Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 26, 2014

*	Print the name and title of each signing officer under his or her signature.